Consolidated Statements of Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 2,772,809	$ 3,038,438
Cost of goods sold	2,136,456	2,359,867
GROSS MARGIN	636,353	678,571
Administrative	(167,936)	(165,328)
Selling and marketing	(220,820)	(211,738)
Other operating expenses	(133,948)	(156,399)
Restructuring costs		(14,844)
Finance costs	(106,945)	(87,779)
Unrealized loss of derivative instruments and other	(213,417)	(87,459)
Realized loss of derivative instruments	(24,386)	(83,776)
Other income, net	32,660	2,312
Impairment of goodwill, intangible assets and other	(92,401)
Loss from continuing operations before income taxes	(298,233)	(126,440)
Provision for income taxes	7,393	11,832
LOSS FROM CONTINUING OPERATIONS	(298,233)	(138,272)
Loss from discontinued operations	(11,426)	(128,259)
LOSS FOR THE YEAR	(309,659)	(266,531)
Shareholders of Just Energy	(298,160)	(138,080)
Non-controlling interest	$ (73)	$ (192)
Basic (in CAD per share)	$ (2.05)	$ (1)
Diluted (in CAD per share)	(2.05)	(1)
Basic (in CAD per share)	(0.07)	(0.86)
Diluted (in CAD per share)	(0.07)	(0.86)
Basic (in CAD per share)	(2.12)	(1.86)
Diluted (in CAD per share)	$ (2.12)	$ (1.86)